Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Estimated Useful Lives of Property Plant and Equipment for Current and Comparative Periods
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Useful life (years)
Buildings	50 years
Technical installations	33 years
Machinery	8 years
Equipment	4-8 years
Furniture	10 years
IT equipment	4 years
Motor vehicles	10 years
Leasehold improvements	(*)
Other property, plant and equipment	10 years

(*)	The shorter of the lease term or useful life of the asset.

Summary of Estimated Useful Lives of Intangible Assets for Current and Comparative Periods
The estimated useful lives for current and comparative periods are as follows:

Useful life (years)
Patents	(*)
Customer relationships	5 years
Trademarks	5 years
Computer software	4-6 years
Development	5 years

(*)	the shorter of legal or useful life of the asset.